                                                                                                                        ASAFSUPP0902

                                                American Skandia Advisor Funds, Inc.
                              Supplement dated September 30, 2002 to the Prospectus dated May 1, 2002

                                          ASAF American Century International Growth Fund
                                                   ASAF Janus Capital Growth Fund
                                                  ASAF INVESCO Capital Income Fund
                                                 ASAF PIMCO Total Return Bond Fund
                                                       ASAF Money Market Fund

         The ASAF American  Century  International  Growth Fund,  ASAF Janus Capital Growth Fund,  ASAF INVESCO Capital Income Fund,
ASAF PIMCO Total Return Bond Fund and ASAF Money Market Fund (the "Funds") of American  Skandia Advisor Funds,  Inc. (the "Company")
each has pursued its  investment  objective by investing its investable  assets in the ASMT American  Century  International  Growth
Portfolio,  ASMT Janus Capital Growth Portfolio,  ASMT INVESCO Capital Income Portfolio,  ASMT PIMCO Total Return Bond Portfolio and
ASMT Money Market  Portfolio (the "ASMT  Portfolios") of American Skandia Master Trust (the "Master  Trust"),  respectively,  rather than directly  managing its own portfolio of securities.  Each of the ASMT  Portfolios  invested in securities in accordance with an investment  objective,  investment  policies and limitations  identical to those of its  corresponding  Fund in connection with this so-called  "master/feeder"  structure.  Because the Funds have not directly managed their own portfolios of securities,  none of the
Funds have been required to have an investment adviser.

         On September 11, 2002, the Board of Directors of the Company  determined  that it would be in the best interests of each of the Funds to  withdraw  (completely  redeem) all of its assets  from its  corresponding  ASMT  Portfolio  effective  at the close of business on September 27, 2002. In connection  with the  withdrawal  of each Fund's assets from its  corresponding  ASMT  Portfolio, the Board of Directors also engaged American Skandia Investment  Services,  Inc.  ("ASISI"),  the investment manager for each of the
ASMT  Portfolios,  to serve as the investment  manager for each Fund and engaged the sub-advisor to each Fund's  corresponding  ASMT
Portfolio to manage the  investments of such Fund,  subject to the  supervision  of ASISI and pursuant to a  sub-advisory  agreement
("Agreements").  The terms of the new Agreements,  including  advisory fees, are substantially  identical to those of the Agreements for its  corresponding  ASMT  Portfolio.  The Funds will  receive  fee  waivers  from ASISI  identical  to those in effect for their corresponding  ASMT  Portfolios  prior to the close of business on September 27, 2002.  Each Fund as a result of the  reorganization to eliminate the  master/feeder  structure (the  "Reorganization")  will directly acquire and manage its own portfolio of securities in accordance with its investment objective, investment policies and limitations set forth in the Prospectus.

         Although  operating  expenses  may be reduced as a result of the  Reorganization,  the  Reorganization  is not  expected to affect  significantly  the information set forth in pages 44 through 47 of the Prospectus under the caption  "Expense  Information,"
including the information under "Annual Fund Operating Expenses" and "Expense Examples," for any of the Funds.

         Accordingly,  wherever it appears in the Prospectus,  including the information under  "RISK/RETURN  SUMMARY"  appearing on pages 3 to 17, any  reference  to the "ASMT  American  Century  International  Growth  Portfolio"  is changed to the "ASAF  American
Century  International  Growth  Fund";  any  reference to the "ASMT Janus  Capital  Growth  Portfolio" is changed to the "ASAF Janus
Capital  Growth Fund";  any reference to the "ASMT INVESCO  Capital  Income  Portfolio" is changed to "ASAF INVESCO  Capital  Income
Fund";  any reference to the "ASMT PIMCO Total Return Bond  Portfolio"  is changed to the "ASAF PIMCO Total Return Bond Fund";  and, any reference to the "ASMT Money Market Portfolio" is changed to the "ASAF Money Market Fund."

         The first paragraph under "RISK/RETURN SUMMARY" on page 3 is changed to read in its entirety:

         "American Skandia Advisor Funds, Inc. (the "Company") is comprised of thirty-one diversified investment portfolios (the
"Funds").  Prior to the close of business on September 27, 2002, five of the Funds - - ASAF American Century International Growth
Fund, ASAF Janus Capital Growth Fund, ASAF INVESCO Capital Income Fund, ASAF PIMCO Total Return Bond Fund and ASAF Money Market
Fund (the "Feeder Funds") - - invested all of their investable assets in a corresponding portfolio (the "Portfolios") of American
Skandia Master Trust ("ASMT" or the "Trust") rather than directly investing and managing their own portfolios of securities.  Each
Portfolio invested in securities in accordance with an investment objective, investment policies and limitations identical to those of its corresponding Feeder Fund.  Effective the close of business on September 27, 2002, each of the Feeder Funds withdrew all of its assets from its corresponding portfolio and since then has directly invested and managed its own portfolio of securities.

         Footnote 6 to the Annual Fund  Operating  Expenses  table  under  "EXPENSE  INFORMATION"  on page 47 is changed so that the parenthetical  "(and,  in the case of the Feeder  Funds,  the  Feeder  Fund's pro rata  share of  operating  expenses  of the Fund's corresponding  Portfolio"),  will read in its entirety:  "(and, in the case of each Feeder Fund, the Feeder Fund's pro rata share of operating expenses of the Fund's corresponding Portfolio through the close of business on September 27, 2002)".

         The last sentence on page 47 under "EXPENSE  INFORMATION"  is changed to read as follows:  "Expenses  shown for each of the
Funds  that were  Feeder  Funds are based upon  distribution  and  administration  fees for the Fund and  management  fees and other expenses for the Fund's corresponding Portfolio prior to the close of business on September 27, 2002."

         In addition, the following information (1) through (5) under "Investment Programs of the Funds" is changed as follows:

(1)      The first sentence of "ASAF American Century  International  Growth Fund - Principal Investment Policies and Risks" on page
59 is  replaced  with:  "The Fund will invest  primarily  in equity  securities  of  international  companies  that the  sub-advisor believes will increase in value over time."

         The term  "Portfolio"  is  replaced  by "Fund"  whenever it appears in  "Investment  Programs of the Funds - ASAF  American
Century International Growth Fund" on pages 59 and 60.

(2)      The first  sentence of "ASAF Janus Capital  Growth Fund - Principal  Investment  Policies and Risks" on page 85 is replaced with:  "The Fund will invest primarily in common stocks."

         The term  "Portfolio" is replaced  whenever it appears in "Investment  Programs of the Funds - ASAF INVESCO  Capital Income
Fund" on pages 85 through 86.

(3)      The first  sentence  of "ASAF  INVESCO  Capital  Income  Fund -  Principal  Investment  Policies  and Risks" on page 100 is replaced  with:  "The Fund will seek to invest in  securities  that are  expected  to produce  relatively  high levels of income and consistent, stable returns."

         The term  "Portfolio"  is replaced  wherever it appears in Investment  Programs of the Funds - ASAF INVESCO  Capital Income
Fund on page 100.

(4)      The first  sentence of "ASAF PIMCO Total Return Bond  Portfolio - Principal  Investment  Policies and Risks" on page 105 is replaced with:  "The Fund will invest at least 65% of its assets in the following types of fixed income securities:"
o        Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
o        Corporate debt securities of U.S. and non-U.S. issuer, including convertible securities and corporate commercial paper;
o        Mortgage and other asset-backed securities;
o        Inflation-indexed bonds issued by both governments and corporations;
o        Structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
o        Delayed funding loans and revolving credit securities;
o        Bank certificates of deposit, fixed time deposits and bankers' acceptances;
o        Repurchase agreements and reverse repurchase agreements;
o        Debt securities issued by state or local governments and their agencies and government-sponsored enterprises;
o        Obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
o        Obligations of international agencies or supranational entities."

         The term  "Portfolio" is replaced  wherever it appears in "Investment  Programs of the Funds - ASAF PIMCO Total Return Bond
Fund" on pages 105 through 107.

(5)      The first sentence of the second  paragraph of "ASAF Money Market Fund - Principal  Investment  Policies and Risks" on page
108 is deleted in its entirety.

         The term  "Portfolio"  is replaced  wherever it appears in  "Investment  Programs of the Funds - ASAF Money Market Fund" on
pages 108 and 109.

In  addition,  Any  references  to the  "Feeder  Funds,"  "Non-Feeder  Funds,"  "Portfolios,"  "Non-Feeder  Funds  and  Portfolios,"
"Non-Feeder Funds or Portfolios," "Funds and Portfolios" or "Funds or Portfolios"  throughout the rest of the Prospectus are changed to refer only to the "Funds",  and the information under the caption "Special  Information on the  Master/Feeder  Fund Structure" is
deleted.

                                 ASAF Janus Capital Growth Fund and ASAF Janus Mid-Cap Growth Fund

         The sub-advisory  agreements between American Skandia Investment Services,  Inc. ("ASISI") and Janus Capital Management LLC
("Janus") for the ASAF Janus Capital  Growth Fund (the "Capital  Growth Fund") and the ASAF Janus Mid-Cap  Growth Fund (the "Mid-Cap
Growth  Fund") will be terminated  effective at the close of business on November 10, 2002.  Effective  November 11, 2002,  pursuant to new  sub-advisory  agreements,  the Capital  Growth Fund and the Mid-Cap  Growth Fund will be  sub-advised by Goldman Sachs Asset
Management  ("Goldman  Sachs") and will be renamed the ASAF  Goldman  Sachs  Concentrated  Growth  Fund and the ASAF  Goldman  Sachs
Mid-Cap Growth Fund, respectively.

         Accordingly,  effective  November 11, 2002,  all references in the Prospectus to the ASAF Janus Capital Growth Fund and the
ASAF Janus Mid-Cap  Growth Fund are replaced by references to the ASAF Goldman Sachs  Concentrated  Growth Fund and the ASAF Goldman
Sachs Mid-Cap  Growth Fund,  respectively.  As a result,  the section of the  Prospectus  entitled  "Management  of the Funds -- The
Sub-Advisors" is revised by deleting the sub-section relating to Janus (on page 123) and replacing it with the following:

         Goldman  Sachs Asset  Management  ("Goldman  Sachs"),  a unit of the  Investment  Management  Division  ("IMD") of
         Goldman,  Sachs & Co., 32 Old Slip,  New York, New York 10005,  serves as  Sub-advisor  for the ASAF Goldman Sachs
         Concentrated  Growth Fund and the ASAF Goldman Sachs Mid-Cap Growth Fund.  Goldman  Sachs,  along with other units of IMD, managed approximately $319.5 billion in assets as of June 30, 2002.

         The portfolio managers  responsible for the day-to-day  management of the ASAF Goldman Sachs  Concentrated  Growth
         Fund and the ASAF Goldman Sachs Mid-Cap Growth Fund are Herbert E. Ehlers,  David G. Shell,  CFA, Steven M. Barry,
         Gregory H. Ekizian,  CFA,  Kenneth T. Berents,  Ernest C. Segundo,  Jr., CFA, Andrew F. Pyne, Scott Kolar, CFA and
         Mark D. Shattan.

         Mr. Ehlers began his investment  career in the 1960s and is a Managing  Director/Partner  of Goldman,  Sachs & Co.
         He is the Chief  Investment  Officer  for the  Growth  Team.  He served as CEO of  Liberty  Investment  Management
         ("Liberty")  prior to Goldman  Sachs'  acquisition  of Liberty in 1997.  Mr. Ehlers joined  Liberty's  predecessor firm, Eagle Asset Management,  in 1980. Mr. Shell, Mr. Barry and Mr. Ekizian are Co-Chief  Investment Officers and
         senior  portfolio  managers for the Growth Team. Mr. Shell served as a senior  portfolio  manager at Liberty prior to Goldman  Sachs'  acquisition of Liberty and had been employed by Liberty and its  predecessor  firm since 1987.
         Mr. Ekizian  served as a senior  portfolio  manager at Liberty prior to Goldman Sachs'  acquisition of Liberty and had been employed by Liberty and its  predecessor  firm since 1990.  Prior to joining  Goldman Sachs in 1999,  Mr.
         Barry was a portfolio  manager at Alliance  Capital  Management where he served for eleven years. Mr. Berents is a senior portfolio  manager.  Prior to joining Goldman Sachs in 2000, he served for seven years as Managing Director and Director of Research for First Union  Securities,  Inc. Mr. Segundo is a senior  portfolio  manager.  Prior to
         Goldman Sachs'  acquisition of Liberty,  Mr. Segundo served as a senior portfolio  manager at Liberty and had been with Liberty and its predecessor  firm since 1992. Mr. Pyne is a senior  portfolio  manager and joined the firm in
         1997.  Mr.  Kolar is a  portfolio  manager  and has been with the firm since  1994.  Mr.  Shattan  is a  portfolio manager and joined the firm in 1999.  From 1997 to 1999,  Mr. Shattan was an equity  research  analyst for Salomon
         Smith Barney.

         Shareholders  of the ASAF Goldman Sachs  Concentrated  Growth Fund and the ASAF Goldman  Sachs Mid-Cap  Growth Fund will be sent an information  statement  including  more detailed  information  about Goldman Sachs and the reasons for ASISI's  retention of
Goldman Sachs.

                                                  ASAF Janus Overseas Growth Fund

         The sub-advisory  agreement between American Skandia Investment  Services,  Inc. ("ASISI") and Janus Capital Management LLC
("Janus")  for the ASAF Janus  Overseas  Growth Fund (the  "Overseas  Growth  Fund") will be  terminated  effective  at the close of business on November 10, 2002.  Effective  November 11, 2002,  pursuant to a new  sub-advisory  agreement,  the Overseas Growth Fund will be sub-advised by William Blair & Company,  L.L.C.  ("William Blair") and will be renamed the ASAF William Blair  International
Growth Fund.

         Accordingly,  effective  November 11, 2002, all  references in the  Prospectus to the ASAF Janus  Overseas  Growth Fund are
replaced by references to the ASAF William Blair  International  Growth Fund. As a result,  the section of the  Prospectus  entitled
"Management of the Funds -- The  Sub-Advisors"  is revised by deleting the  sub-section  relating to Janus with respect to this fund
(on page 123) and replacing it with the following:

         William Blair & Company, L.L.C., located at 222 West Adams Street, Chicago,  Illinois 60606, serves as Sub-advisor to the ASAF William Blair  International  Growth Fund.  Since its founding in 1935, the firm has been dedicated to researching,  financing and investing in high quality growth companies through four primary divisions:  investment banking,  sales and trading,  asset  management and private  capital.  As of June 30, 2002,  William Blair managed over $11.7 billion in assets.

         The portfolio  manager  responsible for the day-today  management of the ASAF William Blair  International  Growth
         Fund  is W.  George  Greig.  Mr.  Greig  is a  principal  of  William  Blair  and  joined  the  firm in 1996 as an international portfolio manager.

         Shareholders  of the ASAF William Blair  International  Growth Fund will be sent an  information  statement  including more detailed information about William Blair and the reasons for ASISI's retention of William Blair.

The ASAF Janus  Overseas  Growth Fund has been closed to new investors  since March 1, 2000.  Effective  November 11, 2002, the ASAF
William Blair  International  Growth Fund will be re-opened to new investors.  Accordingly,  the language in the prospectus relating to the closure of this fund to new investors (on the cover page and page 57) is deleted.

                                                 ASAF Gabelli Small-Cap Value Fund

         Effective  September 30, 2002,  the stated  market  capitalization  range of the small  companies in which the ASAF Gabelli
Small-Cap Value Fund invests,  under normal  circumstances,  at least 80% of its assets (both under  "Risk/Return  Summary - Capital
Growth Funds and Portfolios - Principal  Investment  Strategies" (page 7) and under "Investment Programs of the Funds - ASAF Gabelli
Small-Cap  Value Fund - Principal  Investment  Policies  and Risks"  (page 67)) has been  increased  from $1 billion or less to $1.5 billion or less.